DEBT - Narrative (FY) (Details)								3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Dec. 31, 2020 USD ($) property	Aug. 13, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 19, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 property	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Jul. 09, 2021 USD ($)	Apr. 20, 2020 USD ($)	Apr. 06, 2020 USD ($)	Mar. 27, 2020	Mar. 26, 2020	Mar. 13, 2020 USD ($)	Feb. 27, 2020
Debt Instrument [Line Items]
Number of properties classified as real estate held for sale | property			4						4			(9)
Outstanding balance of unsecured credit facility			$ 6,000,000					$ 3,000,000		$ 3,000,000		$ 6,000,000	$ 7,740,000
Repayments of unsecured credit facility										9,000,000	$ 0	6,000,000	$ 13,869,000
Aggregate fair value			$ 177,573,106					$ 184,187,667		$ 184,187,667		$ 177,573,106
Maximum leverage ratio								0.55		0.55							0.55	0.50
Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 12,000,000
Repayments of unsecured credit facility	$ 6,000,000			$ 6,000,000
Outstanding borrowings under the unsecured credit facility				12,000,000
Loan extension and modification fees paid				25,000
Line of credit facility, interest rate at period end			5.50%									5.50%	5.75%
Prime Rate | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Basis spread on variable rate ( as a percent)							1.00%
Minimum | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Line of credit facility, interest rate during period							5.50%	4.75%
Subsequent Event | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Line of credit facility, interest rate at period end	5.50%
Loans, Mature on July 31, 2020 | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 6,940,000
Loans, Mature on August 31, 2020 | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 3,060,000
Loans, Mature on September 1, 2020 | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity				6,000,000
Loans, Mature on October 15, 2021 | Unsecured Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 6,000,000
Loans, Mature on October 15, 2021 | Unsecured Credit Facility | Credit Facility
Debt Instrument [Line Items]
Outstanding balance of unsecured credit facility			$ 6,000,000									$ 6,000,000
New Credit Facility | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 22,000,000
Amount borrowed under the credit facility	$ 6,000,000
Debt origination fees paid		$ 77,000
Line of credit facility, unused commitment fee percentage		0.15%
Minimum debt service coverage ratio		125.00%
Minimum tangible NAV		$ 120,000,000
New Credit Facility | Revolving Credit Facility, Real Estate Acquisitions | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		17,000,000
New Credit Facility | Revolving Credit Facility, Working Capital | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,000,000
New Credit Facility | Prime Rate | Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate ( as a percent)		1.00%
New Credit Facility | Subsequent Event | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 22,000,000
Amount borrowed under the credit facility	$ 6,000,000
Line of credit facility, interest rate during period		4.75%
Debt origination fees paid		$ 77,000
Line of credit facility, unused commitment fee percentage		0.15%
Minimum debt service coverage ratio		125.00%
Minimum tangible NAV		$ 120,000,000
New Credit Facility | Subsequent Event | Revolving Credit Facility, Real Estate Acquisitions | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		17,000,000
New Credit Facility | Subsequent Event | Revolving Credit Facility, Working Capital | Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,000,000												$ 5,000,000
New Credit Facility | Subsequent Event | Prime Rate | Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate ( as a percent)		1.00%
Revolving Line of Credit Due by September 30, 2021 | Credit Facility
Debt Instrument [Line Items]
Repayments of unsecured credit facility		$ 6,000,000
Revolving Line of Credit Due by September 30, 2021 | Subsequent Event | Credit Facility
Debt Instrument [Line Items]
Repayments of unsecured credit facility		$ 6,000,000
Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate face amount													$ 4,800,000
Debt instrument, interest rate, stated percentage						10.00%														8.00%
Aggregate fair value			$ 1,024,750									$ 1,024,750				$ 490,000
Notes payable extension fee percentage						2.00%
Notes payable extension fee					$ 14,845	$ 24,845
Notes payable extension fee reduction					$ 10,000
Short-term Notes Payable | Loan Agreement and Promissory Note, Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Aggregate face amount															$ 517,000